UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004
                          ----------------------------

                 Check here if Amendment [ ]; Amendment Number:
                                      -----
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, L.L.C.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           33rd Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 028-06225
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 622-7849
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ James Crichton     New York, New York     February 14, 2005
         [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

Form 13F Information Table Value Total:           $1,634,768
                                               -------------



         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.            Form 13F File Number             Name
         1                    28-10916            Scout Capital, L.L.C.



                                                                FORM 13F INFORMATION TABLE
                                           VALUE     SHARES/  SH/   PUT/ INVSTMT    OTHER   VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   x($1000)  PRN AMT   PRN   CALL DISCRETN  MANAGERS  SOLE   SHARED    NONE
------------------------------ ----------------- --------- ---------- -------- --- ---- -------- ---------
APOLLO GROUP INC   CL A        037604105   12107    150000     SH                   OTHER    150000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
ASHLAND INC        COM         044204105   23352    400000     SH                   OTHER    400000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
BEACON ROOFING
 SUPPLY INC        COM         073685109   42600   2145000     SH                   OTHER   2145000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
BLOCKBUSTER INC    CL A        093679108   24804   2600000     SH                   OTHER   2600000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CALPINE CORP       COM         131347106    7880   2000000     SH                   OTHER   2000000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CHINA NETCOM
 GROUP CORP HK L SPONSORED ADR   16940Q101   37464   1400000     SH                   OTHER   1400000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
COMPUCREDIT CORP   COM         20478N100   14545    532000     SH                   OTHER    532000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CONSTELLATION
 BRANDS INC        CL A        21036P108   30232    650000     SH                   OTHER    650000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
COOPER
 COS INC          COM NEW      216648402   53627    759700     SH                   OTHER    759700
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CRESCENT REAL
 ESTATE EQUITIE    COM         225756105   51676   2830000     SH                   OTHER   2830000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CTRIP COM
 INTL LTD          ADR         22943F100   11367    247000     SH                   OTHER    247000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
DAVITA INC         COM         23918K108   71016   1796500     SH                   OTHER   1796500
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
DICKS SPORTING
 GOODS INC         COM         253393102   21090    600000     SH                   OTHER    600000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
EFUNDS CORP        COM         28224R101   58755   2447100     SH                   OTHER   2447100
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
EQUINIX INC      COM NEW       29444U502   31628    740000     SH                   OTHER    740000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
FIRST
 MARBLEHEAD CORP   COM         320771108   35556    632100     SH                   OTHER    632100
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
FISHER SCIENTIFIC
 INTL INC        COM NEW       338032204   24640    395000     SH                   OTHER    395000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
GLOBAL
 SIGNAL INC        COM         37944Q103   11016    400000     SH                   OTHER    400000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
GOOGLE INC        CL A         38259P508   48198    250000     SH                   OTHER    250000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
HEWITT
 ASSOCS INC        COM         42822Q100    4129    129000     SH                   OTHER    129000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
HOSPIRA INC        COM         441060100  100517   3000500     SH                   OTHER   3000500
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
IPSCO INC          COM         462622101   35850    750000     SH                   OTHER    750000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
JACKSON HEWITT
 TAX SVCS INC      COM         468202106   26343   1043300     SH                   OTHER   1043300
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
KINDRED
 HEALTHCARE INC    COM         494580103   22172    740300     SH                   OTHER    740300
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
KNOLL INC         COM NEW      498904200   23888   1365000     SH                   OTHER   1365000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
LANDSTAR
 SYS INC           COM         515098101   23565    320000     SH                   OTHER    320000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
LAS VEGAS
 SANDS CORP        COM         517834107   12000    250000     SH                   OTHER    250000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
LAUREATE
 EDUCATION INC     COM         518613104   37477    850000     SH                   OTHER    850000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
MDC HLDGS
 INC DEL           COM         552676108   25932    300000     SH                   OTHER    300000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
NII HLDGS INC    CLB NEW       62913F201   47450   1000000     SH                   OTHER   1000000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
NEW CENTURY
 FINANCIAL CORP M  COM         6435EV108   36077    564500     SH                   OTHER    564500
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
OMNICARE INC       COM         681904108   47603   1375000     SH                   OTHER   1375000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
OWENS ILL
 INC             COM NEW       690768403   35130   1551000     SH                   OTHER   1551000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
PANERA BREAD CO   CL A         69840W108   28224    700000     SH                   OTHER    700000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
PLAINS
 EXPL & PRODTN CO  COM         726505100   24050    925000     SH                   OTHER    925000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
POLYMEDICA
 CORP              COM         731738100   27665    741900     SH                   OTHER    741900
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
RAYOVAC CORP       COM         755081106   18336    600000     SH                   OTHER    600000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
RELIANT
 ENERGY INC        COM         75952B105   61425   4500000     SH                   OTHER   4500000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
SHANDA
 INTERACTIVE
 ENTMT LTD    SPONSORED ADR    81941Q203   10625    250000     SH                   OTHER    250000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
SOHU COM INC       COM         83408W103    8324    470000     SH                   OTHER    470000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
STANDARD
 PAC CORP NEW      COM         85375C101   25977    405000     SH                   OTHER    405000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
STATION
 CASINOS INC       COM         857689103   22145    405000     SH                   OTHER    405000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
SYMBOL
 TECHNOLOGIES INC  COM         871508107   34600   2000000     SH                   OTHER   2000000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
TALISMAN
 ENERGY INC        COM         87425E103   23590    875000     SH                   OTHER    875000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
TELEWEST
 GLOBAL INC        COM         87956T107   35160   2000000     SH                   OTHER   2000000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
TEXAS
 ROADHOUSE INC     CLA         882681109   22754    770000     SH                   OTHER    770000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
TRANSACTION
 SYS
 ARCHITECTS        CLA         893416107    3970    200000     SH                   OTHER    200000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
TYCO
 INTL
 LTD NEW           COM         902124106   25197    705000     SH                   OTHER    705000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
WASHINGTION GROUP
 INTL INC        COM NEW       938862208   10601    257000     SH                   OTHER    257000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
BUNGE LIMITED      COM         G16962105   57010   1000000     SH                   OTHER   1000000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
CENTRAL
 EUROPEAN
 MEDIA ENTRP     CLA NEW       G20045202   11676    300000     SH                   OTHER    300000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
UTI
 WORLDWIDE INC     ORD         G87210103   17005    250000     SH                   OTHER    250000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
MILLICOM INTL
 CELLULAR S.A.   SHS NEW       L6388F110   52279   2300000     SH                   OTHER   2300000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
DE LUXE
 CORP              CALL        248019901       9      3640     SH                   OTHER      3640
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
HCA INC            CALL        404119909      28      5500     SH                   OTHER      5500
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
J P MORGAN
& CHASE & CO.      CALL        46625H900   18258     17900     SH                   OTHER     17900
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
SHIRE
 PHARMA GRP        CALL        82481R906    6160      7000     SH                   OTHER      7000
------------------------------  ---------------- --------- ---------- -------- --- ---- -------- ---------
SUNTRUST
BKS INC            CALL        867914903      15      1530     SH                   OTHER      1530
